Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregates the Group’s Revenue

The following table disaggregates the Group’s revenue for the years ended June 30, 2023, 2024 and 2025:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
By revenue type:
Marketing campaign planning and execution	55,590,318	72,551,148	61,355,474
Online precision marketing	6,112,910	31,619,104	56,680,368
Offline advertising	7,336,177	4,635,050	2,753,207
Total	69,039,405	108,805,302	120,789,049

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
By recognition method:
At a point of time	55,590,318	72,551,148	61,355,474
Over time	13,449,087	36,254,154	59,433,575
Total	69,039,405	108,805,302	120,789,049

Schedule of Contract Assets and Liabilities

Contract assets and liabilities

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RB
Contract liabilities type：
In time	424,528	2,115,522	1,416,745
Over time	471,698	-	962,264
Total	896,226	2,115,522	2,379,009

Schedule of Movements of Contract Liabilities

The movements of contract liabilities were as follows:

	As of June 30,
	2024	2025
	RMB	RMB
Opening balance	896,226	2,115,522
Addition of contract liabilities	2,115,522	2,379,009
Revenue recognition during the year	(896,226)	(2,115,522)
Ending balance of contract liabilities	2,115,522	2,379,009